Accounts receivable, net (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounts receivable, net
Accounts receivable, gross	$ 252,215	$ 83,980	$ 78,785
Accounts receivable, net	$ 252,215	$ 83,980	$ 78,785